Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Schedule of Due to Related Party

The transactions amount due to a related party are as of the following:

	June 30, 2025	December 31, 2024
Beginning of the years January 1	$24,842	$25,929
Exchange difference	1,871	(1,087)
Periods ended June 30	$26,713	$24,842